Share Capital - Schedule of Share Capital Footnotes (Details)						3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Oct. 24, 2018 USD ($)	Sep. 27, 2018 USD ($) shares	Jun. 05, 2018 CAD ($) shares	Jun. 05, 2018 USD ($) $ / shares shares	Jun. 01, 2017 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares	May 21, 2018 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)	May 22, 2018 CAD ($) shares	Feb. 25, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure of classes of share capital [line items]
Equity						$ 6,195,363			$ 6,195,363	$ 6,195,363		$ 8,283,846	$ 10,689,620			$ 24,674,306
Share issue related cost										$ 2,366,809		1,391,057	500,163
Number of common shares issuable per warrant | shares														1
Warrants exercisable into common shares | shares						1,730,894			1,730,894	1,730,894				9.5
Warrants
Disclosure of classes of share capital [line items]
Equity						$ 3,617,570			$ 3,617,570	$ 3,617,570				$ 3,617,900
Issued (shares) | shares										(1,500)	(1,500)
Shares
Disclosure of classes of share capital [line items]
Equity						$ 285,193,061			285,193,061	$ 285,193,061				272,268,722
Share issue related cost									$ 2,333,474
Pre-Consolidation | Warrants
Disclosure of classes of share capital [line items]
Equity								$ 3,617,900				3,617,900	0			0
Pre-Consolidation | Shares
Disclosure of classes of share capital [line items]
Equity								272,268,722				271,710,138	262,321,825			$ 261,324,692
Share issue related cost								$ 33,335				$ 1,391,057	$ 500,163
Canadian ATM
Disclosure of classes of share capital [line items]
Equity															$ 4,600,000
Issued (shares) | shares										54,684	54,684	347,526
Gross proceeds from common shares										$ 553,650		$ 2,348,821
Share issue related cost										$ 33,335		$ 245,655
Canadian ATM | Pre-Consolidation
Disclosure of classes of share capital [line items]
Issued (shares) | shares										519,500	519,500	3,301,500
United States ATM
Disclosure of classes of share capital [line items]
Issued (shares) | shares										18,002	18,002
Gross proceeds from common shares											$ 50,046
Share issue related cost										$ 135,000
Agreement	$ 30,000,000
Agreement term	19 months
Public Offering
Disclosure of classes of share capital [line items]
Issued (shares) | shares			1,532,278	1,532,278	16,445,000
Gross proceeds from common shares				$ 8,933,181	$ 11,511,500
Share issue related cost			$ 1,418,356		$ 1,145,402
Purchase price (cad per share) | (per share)				$ 5.83	$ 0.70
Public Offering | Warrants
Disclosure of classes of share capital [line items]
Purchase price (cad per share) | $ / shares					$ 4.56
Common shares per unit | shares					0.106
Common share purchase warrant per unit | shares					1
Purchase price (cad per share) | $ / shares					$ 2.09
Exercise price (cad per share)														$ 9.025
Acceleration threshold weighted average price (cad per share) | $ / shares					$ 23.75
Acceleration threshold weighted average price, trading days					15
Public Offering | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares									1,532,278
Public Offering | Pre-Consolidation
Disclosure of classes of share capital [line items]
Number of common shares issuable per warrant | shares					1
Public Offering | Pre-Consolidation | Warrants
Disclosure of classes of share capital [line items]
Issued (shares) | shares												16,445,000
Purchase price (cad per share) | $ / shares					$ 0.48
Common shares per unit | shares					1
Common share purchase warrant per unit | shares					1
Purchase price (cad per share) | $ / shares					$ 0.22
Exercise price (cad per share)					$ 0.95
Public Offering | Pre-Consolidation | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares												16,445,000
Agreement
Disclosure of classes of share capital [line items]
Agreement		$ 26,000,000
Agreement term		30 months
Agreement | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares		248,762				429,420	429,420		797,691
Share issue related cost						$ 208,726
Proceeds from shares issued under Share Purchase Agreement		$ 1,000,000					$ 1,055,207
Initial commitment fee | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares		110,754
Proceeds from shares issued under Share Purchase Agreement		$ 455,000
Future issuance pursuant to Share Purchase Agreement (shares) | shares		110,754
Additional commitment fee | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares		4,260				4,495	4,495
Proceeds from shares issued under Share Purchase Agreement		$ 17,501					$ 11,189